7. MINERAL PROPERTY INTERESTS (Details 1) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
ShareBasedCompensationStockOptionFiveMember [Line Items]
Exploration costs	$ 1,168,327	$ 1,228,341	$ 4,676,753	$ 7,246,412
US
ShareBasedCompensationStockOptionFiveMember [Line Items]
Exploration costs	766,309	728,767	3,278,717	5,275,592
Mongolia
ShareBasedCompensationStockOptionFiveMember [Line Items]
Exploration costs	297,740	395,662	1,071,352	1,615,462
Other
ShareBasedCompensationStockOptionFiveMember [Line Items]
Exploration costs	$ 104,278	$ 103,912	$ 326,684	$ 355,358